Definite-Lived Intangible Assets, Net	6 Months Ended
Sep. 30, 2025
Definite-Lived Intangible Assets, Net [Abstract]
Definite-lived Intangible assets, net

Note 13 — Definite-lived Intangible assets, net

Definite-lived intangible assets consisted of the following:

	September 30,	March 31,
	2025	2025
	(Unaudited)
Customer relationships	$9,633,963	$4,594,812
License	139,865	139,865
Trademark	224,809	224,809
Less: accumulated amortization	(3,296,303)	(2,751,634)
Total definite-lived intangible assets	$6,702,334	$2,207,852

Amortization expense for six months ended September 30, 2025 and 2024 amounted to $544,666 and $537,367, respectively.

The following table sets forth the Company’s amortization expense for the next five years ending:

Amortization
expenses
Twelve months ending September 30, 2026	$1,702,351
Twelve months ending September 30, 2027	1,076,283
Twelve months ending September 30, 2028	726,164
Twelve months ending September 30, 2029	881,848
Twelve months ending September 30, 2030 and thereafter	2,315,688
Total	$6,702,334